BORROWING COSTS (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment capitalized interest cost rate	3.74%	4.57%
Amount of the capitalized interest cost, property, plant and equipment	$ 16,469	$ 6,830